PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Other receivables	¥ 63,077		¥ 44,951
Prepaid expenses	28,576		53,682
Value-added tax receivable	26,609		4,648
Rental deposits	1,634		3,213
Advances to suppliers	35		1,758
Total	¥ 119,931	$ 16,891	¥ 108,252